1875 K Street N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

VIA EDGAR

November 9, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Variable Series Funds, Inc.
Securities Act File No. 002-74452
Investment Company Act File No. 811-03290

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 22, 2012, to the Prospectus, dated May 1, 2012, for BlackRock Balanced Capital V.I. Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated October 22, 2012 in XBRL for the Fund.

Should members of the Staff have any questions or comments concerning the filing, they should call the undersigned at

(202) 303-1285.

Very truly yours,

/s/ Anne C. Choe
Anne C. Choe

Enclosures

cc:	Ben Archibald, Esq.
Maria Gattuso, Esq.
Anthony Geron, Esq.

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